S000054583 [Member] Expense Example, No Redemption - Franklin International Low Volatility High Dividend Index ETF - Franklin International Low Volatility High Dividend Index ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	129
Expense Example, No Redemption, 5 Years	225
Expense Example, No Redemption, 10 Years	$ 506